Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Loss available to common stockholders'	$ (571,824)	$ (780,892)	$ (2,077,889)	$ (1,318,507)
Denominator:
Weighted average number of common shares outstanding	71,708,814	69,167,505	69,772,485	67,233,254
Basic and diluted EPS	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	3,221,475	7,136,087	8,129,931	9,227,500
Stock options [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	235,000	340,000	385,000	257,500
Warrant [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	2,343,401	6,796,087	7,280,503	8,970,000
Convertible debt [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	643,074		464,428